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May 28, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4644

RE: Hartford Life and Annuity Insurance Company
    Separate Account Seven ("Registrant")
    Post-Effective Amendment No. 4
    File No. 333-148565

Ladies and Gentlemen:

Attached please find an amendment to the above-captioned registration statement filed in accordance with Rule 485(a). The primary purpose of this filing is to introduce a new fixed accumulation feature and add a new guaranteed minimum death benefit. Prior guaranteed minimum death and withdrawal benefits have been eliminated. We have also streamlined and consolidated disclosures wherever possible.

If you have any questions or concerns, please call me at (860) 843-1941.

Sincerely,

/s/ Richard J. Wirth
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Richard J. Wirth
Assistant General Counsel

Enclosure